Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31, 2023	December 31, 2022
Office equipment, fixtures and furniture	$48,475	$47,620
Computer	24,000	-
Motor vehicle	170	173
Less: Accumulated depreciation	(17,894)	(12,992)
Less: Impairment	(26,703)	(22,248)
Total	$28,048	$12,553

The depreciation expenses for the years ended December 31, 2023, 2022 and 2021 was $5.0 million, $8.0 million and $4.0 million, respectively.

Mining equipments were fully impaired in fiscal 2023.